FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details)	Jun. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)
Common Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure	$ 100
Common Warrants | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input | $ / shares	5.15
Common Warrants | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	9,135
Common Warrants | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	0
Common Warrants | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	187.5
Common Warrants | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	3.69
Common Warrants | Fundamental transaction probability
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	30
Common Warrants | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	214
Series A Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure	$ 10
Series A Warrants | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input | $ / shares	5.15
Series A Warrants | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	60,000
Series A Warrants | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	0
Series A Warrants | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	187.5
Series A Warrants | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	3.72
Series A Warrants | Fundamental transaction probability
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	30
Series A Warrants | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	100
Series A Warrants - modified
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure	$ 50
Series A Warrants - modified | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input | $ / shares	5.15
Series A Warrants - modified | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	9,135
Series A Warrants - modified | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	0
Series A Warrants - modified | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	187.5
Series A Warrants - modified | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	3.69
Series A Warrants - modified | Fundamental transaction probability
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	30
Series A Warrants - modified | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	214
Private Common Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure	$ 1,000
Private Common Warrants | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input | $ / shares	5.15
Private Common Warrants | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	9,135
Private Common Warrants | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	0
Private Common Warrants | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	172.5
Private Common Warrants | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	3.72
Private Common Warrants | Fundamental transaction probability
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	30
Private Common Warrants | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrants and rights outstanding, measurement input	183.3
Fair Value, Inputs, Level 3 | Common Warrants | Market approach | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure		$ 27,000
Warrants and rights outstanding, measurement input		1.575
Fair Value, Inputs, Level 3 | Series A Warrants | Market approach | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure		$ 15,000
Warrants and rights outstanding, measurement input		1.675
Fair Value, Inputs, Level 3 | Series A Warrants - modified | Market approach | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure		$ 16,000
Warrants and rights outstanding, measurement input		1.575
Fair Value, Inputs, Level 3 | Private Common Warrants | Market approach | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure		$ 262,000
Warrants and rights outstanding, measurement input		1.675